LOANS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financing	Movement of loans and financing

Description	Average nominal rate p.a.	Effective rate p.a.	Maturity	December 31, 2024	Funding (–) costs	Transfer (c)	Debt into equity conversion	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Modifica-tions (a)	Amortized cost	December 31, 2025

In foreign currency – US$
Senior notes – 2026	7.3%	7.8%	Jun-26	196,241	—	—	—	—	—	12,815	(22,119)	—	648	187,585
Senior notes – 2028	11.9%	13.3%	Aug-28	6,196,281	—	—	—	—	(555)	56,727	(307,514)	(5,929,442)	3,762	19,259
Senior notes – 2029	11.5%	11.5%	May-29	1,533,659	—	—	—	—	(815)	15,635	(75,894)	(1,443,339)	—	29,246
	10.9%	10.9%	May-30	3,649,185	—	—	—	—	(5,096)	46,605	(188,650)	(3,309,622)	—	192,422
Senior notes 1L – 2028 (a)	11.9%	11.9%	Aug-28	—	396,779	—	—	(177,843)	(182,960)	639,724	(411,731)	6,084,736	—	6,348,705
Senior notes 2L – 2029	11.5%	11.5%	May-29	—	26,854	—	(489,310)	(40,281)	(48,685)	104,196	(62,713)	1,443,339	—	933,400
Senior notes 2L – 2030	10.9%	10.9%	May-30	—	58,290	—	(1,123,740)	(87,443)	(105,702)	226,289	(143,940)	3,309,622	—	2,133,376
Bridge notes	—	—	—	976,968	—	—	—	(928,148)	(29,027)	11,087	(47,925)	—	17,045	—
New bridge notes	—	—	—	—	555,314	—	—	(620,453)	(29,534)	29,534	(9,837)	—	74,976	—
DIP - 2026	15.0%	23.1% (b)	Feb-26	—	9,390,624	—	—	—	(588,089)	589,039	(95,266)	—	298,553	9,594,861
Superpriority notes	—	—	—	—	2,806,143	—	—	(2,953,837)	(854,456)	856,189	(169,228)	—	315,189	—
Aircraft, engines and others	Sofr 1M + 4.6%	8.5%	May-26	729,110	—	—	—	—	(45,768)	43,311	(80,289)	—	—	646,364
	Sofr 3M + 2.6%	10.0%	Dec-27	116,145	284,671	—	—	(137,561)	(42,547)	17,131	(22,620)	—	5,111	220,330
	—	—	—	—	103,136	(102,757)	—	—	(840)	834	(373)	—	—	—
	4.7%	4.7%	Jun-25	145,822	—	—	—	(101,323)	10,576	7,626	(21,500)	(29,985)	478	11,694
Executed letters of credit (d)	—	—	—	—	1,291,133	102,757	—	—	—	—	(17,784)	—	—	1,376,106
				13,543,411	14,912,944	—	(1,613,050)	(5,046,889)	(1,923,498)	2,656,742	(1,677,383)	125,309	715,762	21,693,348
In local currency – R$
Debentures (a)	CDI + 4.0%	18.8%	Feb-31	841,858	—	—	—	(210,379)	(104,684)	134,564	—	(9,635)	6,749	658,473
Executed derivatives (d)	—	—	—	—	—	38,576	—	(335)	—	—	—	—	—	38,241
Executed letters of credit (d)	—	—	—	—	704,757	—	—	(35,215)	—	—	—	—	—	669,542
Others	—	—	—	596,148	—	—	—	(561,593)	(35,125)	363	—	—	207	—
				1,438,006	704,757	38,576	—	(807,522)	(139,809)	134,927	—	(9,635)	6,956	1,366,256

Total in R$				14,981,417	15,617,701	38,576	(1,613,050)	(5,854,411)	(2,063,307)	2,791,669	(1,677,383)	115,674	722,718	23,059,604

Current				2,207,199										13,783,259
Non-current				12,774,218										9,276,345

(a)    Due to the restructuring, R$542,438 was recorded in the statement under the caption “Restructuring of loans and financing”. The amount refers to R$396,779 of incorporation of fees and R$155,294, from debt issuance costs of the original funding, and the reversal of R$9,635 in interest and fees.
(b)    The effective rate of 23.1% p.a. are due to the very short maturity terms and transaction costs.
(c)    The balances of the transfers are between the line items “Loans and financing” and “Derivative financial instruments.”
(d)    On the date of disclosure, the fees and maturities are being negotiated.

Description	Average nominal rate p.a.	Effective rate	Maturity	December 31, 2023	Funding (–) costs	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Effects of restructuring	Amortized cost	December 31, 2024

In foreign currency – US$

Senior notes – 2024	5.9%	6.3%	Oct-24	332,099	—	(397,696)	(12,017)	17,121	59,679	—	814	—
Senior notes – 2026	7.3%	7.8%	Jun-26	152,572	—	—	(13,299)	12,998	43,322	—	648	196,241
Senior notes – 2028	11.9%	13.3%	Aug-28	3,922,731	905,219	—	(620,516)	633,483	1,325,488	(7,502)	37,378	6,196,281
Senior notes – 2029	11.5%	11.5%	May-29	1,165,545	41,476	—	(148,653)	149,819	325,472	—	—	1,533,659
Senior notes – 2030	10.9%	10.9%	May-30	2,777,513	93,517	—	(335,174)	337,752	775,577	—	—	3,649,185
Bridge notes – 2025	Sofr Index + 8.3% to 10.7%	37.8% (a)	Jan-25	—	856,502	—	—	18,726	65,215	—	36,525	976,968
Aircraft, engines and others	Sofr 1M + 4.6%	9.8%	May-26	79,086	545,797	—	(36,214)	40,895	99,546	—	—	729,110
	Sofr 3M + 2.6%	11.3%	Jun-27	—	104,892	—	(1,819)	2,616	10,021	—	435	116,145
	4.9%	5.9%	Mar-29	284,279	—	(183,580)	(11,328)	9,961	45,547	—	943	145,822
				8,713,825	2,547,403	(581,276)	(1,179,020)	1,223,371	2,749,867	(7,502)	76,743	13,543,411
In local currency - R$
Working capital	CDI + 1.6%	20.0%	Jan-25	29,648	982,796	(477,191)	(9,811)	44,118	—	—	23,079	592,639
Debentures	CDI + 5.0%	15.2%	Dec-28	919,072	542,660	(637,676)	(143,788)	129,410	—	18,173	14,007	841,858
Aircraft, engines and others	Selic + 5.5%	10.0%	May-25	12,771	—	(7,039)	(7,173)	1,362	—	—	79	—
	6.5%	6.5%	Mar-27	23,596	—	(19,984)	(936)	833	—	—	—	3,509
				985,087	1,525,456	(1,141,890)	(161,708)	175,723	—	18,173	37,165	1,438,006

Total in R$				9,698,912	4,072,859	(1,723,166)	(1,340,728)	1,399,094	2,749,867	10,671	113,908	14,981,417

Current				1,100,051								2,207,199
Non-current				8,598,861								12,774,218

(a)The effective rate of 37.8% per year is due to the very short maturity and the transaction costs.
18.3Schedule of amortization of debt

	December 31,
Description	2025	2024

2025	—	2,207,199
2026	13,783,259	1,211,585
2027	187,397	160,172
2028	5,880,851	6,267,806
2029	970,121	1,520,407
After 2029	2,237,976	3,614,248
	23,059,604	14,981,417

Current	13,783,259	2,207,199
Non-current	9,276,345	12,774,218

Schedule of Measures Restrictive Clauses
The Company continues to measure the restrictive covenants of some of its loan and financing contracts according to the original conditions, while awaiting future agreements that may be reached with its creditors under the scope of Chapter 11, as shown below.
Although the Chapter 11 process may have triggered the non-fulfillment of certain obligations, counterparties are prevented from taking any action as a result of alleged defaults. Therefore, the related debt remains classified in these financial statements according to the originally established contractual schedule.

Covenant related to:	Measurement indicators	Indicators needed to a measurement.	Reached

9th and 10th issue of debentures	Annual	(i) adjusted debt service coverage ratio (ICSD) equal to or greater than 1.2; (ii) financial leverage less than or equal to 6.5 in 2023; 5.0 in 2024 and 2025; and 4.5 from 2026.	Waiver
Aircraft, engines and others	Quarterly	(i) The total cash balance on the last day of the quarter is not less than R$1 billion.	Reached
	Annual	(ii) Leverage: equal to or less than 5.5, with the referred Index being obtained by net debt / EBITDA on the last day of the year.	Not achieved
Senior notes 1L, 2L	Quarterly	(i) Immediate Liquidity exceeding R$350 million on March 31, 2025; (ii) Immediate Liquidity exceeding R$500 million as of June 30, 2025.	Reached
DIP	Biweekly	Liquidity in excess of R$90 million every fortnight, starting from June 13, 2025.	Reached